Restricted financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes Disclosure Restricted Financial Assets Tables [Line Items]
Restricted financial assets

Restricted financial assets

USD m 31.12.24 31.12.23
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Cash and balances at central banks
1
876 709
Financial assets at fair value held for trading 71,050 38,532 76,579 44,524
Loans and advances to customers 71,887 28,105
Financial assets at fair value not held for trading 3,645 2,566 3,099 2,110
Debt securities classified as Other financial assets measured at amortized cost
8,703 7,891 7,043 6,299
Total financial assets pledged as collateral
156,160
115,535
Other restricted financial assets
Amounts due from banks 2,473 2,543
Financial assets at fair value held for trading 264 169
Cash collateral receivables on derivative instruments 8,006 4,685
Loans and advances to customers 186 28
Other financial assets measured at amortized cost
2
4,184 3,334
Financial assets at fair value not held for trading 20,377 17,844
Financial assets measured at fair value through other comprehensive income
1,863 1,846
Other
128
249
Total other restricted financial assets 37,481 30,698
Total financial assets pledged and other restricted financial assets
3 193,641
146,233
1 Assets pledged

to the

depositor protection

system in

Switzerland.

2 Predominantly

includes cash

collateral provided

to exchanges

and clearing

houses to

secure securities

trading activity

through those
counterparties.

3 Does not

include assets

placed with

central

banks related

to undrawn

credit lines

and for

payment,

clearing and

settlement purposes,

as well

as undrawn

contingency funding

facilities
(31 December 2024: USD 30.5 bn; 31 December 2023: USD 26.5 bn).

Transferred financial assets subject to continued recognition in full

Transferred financial assets subject to continued recognition in full

USD m 31.12.24 31.12.23
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties
38,532 19,690 44,524 23,374
Financial assets at fair value not held for trading that may be sold or repledged by
counterparties 2,566 2,012 2,110 1,976
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 7,891 7,442 6,299 5,928
Total financial assets transferred 48,989 29,144 52,933 31,278

Off-balance sheet assets received

Off-balance sheet assets received
USD m 31.12.24 31.12.23
Fair value of assets received that can be sold or repledged
1
581,769 489,476
of which: sold or repledged

2
383,227 357,020
1 Includes securities

received as initial

margin from its

clients that UBS

AG is required

to remit to

central counterparties,

brokers and

deposit banks through

its exchange-traded

derivative clearing

and execution
services.

2 Does not include off-balance sheet securities (31 December 2024: USD
21.4 bn; 31 December 2023: USD 16.0 bn) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.